Interim Condensed Consolidated Statements of Comprehensive Income (Loss) (Unaudited) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2025		Jun. 30, 2024		Jun. 30, 2025		Jun. 30, 2024
Income Statement [Abstract]
Revenues	$ 540,747		$ 340,778		$ 894,728		$ 541,521
Cost of Sales	492,886		308,910		812,931		488,894
Gross Profit	47,861		31,868		81,797		52,627
General and administrative expenses	18,900		14,015		36,416		26,151
Marketing expenses	23,284		15,889		40,981		28,518
Research and development expenses	3,993		2,608		7,925		5,070
Settlement of litigation							9,250
Operating Expenses	46,177	[1],[2]	32,512	[3],[4]	85,322	[5],[6]	68,989	[7],[8]
Operating Income (Loss)	1,684		(644)		(3,525)		(16,362)
Other income, net	166		57		288		230
Finance expenses, net	(300)		(523)		(334)		(1,075)
Net Income (Loss)	1,550		(1,110)		(3,571)		(17,207)
Net income (loss) attributable to non-controlling interests	38		105		(116)		105
Net Income (Loss) Attributable to the Owners of the Company	1,512		(1,215)		(3,455)		(17,312)
Other comprehensive income/(loss), Items that will be reclassified subsequently to profit or loss:
Unrealized gain (loss) on investments in financial assets	(9)		51		3		94
Foreign currency translation adjustment	(8)		376		(129)		495
Total Comprehensive Income (Loss) Attributable to Owners of the Company	1,495		(788)		(3,581)		(16,723)
Total Comprehensive Income (Loss) Attributable to Non-Controlling Interest	38		105		(116)		105
Total Comprehensive Income (Loss)	$ 1,533		$ (683)		$ (3,697)		$ (16,618)
Earnings (Loss) per share
Basic earnings (loss) per share	$ 0.01		$ (0.01)		$ (0.02)		$ (0.09)
Diluted earnings (loss) per share	$ 0.01		$ (0.01)		$ (0.02)		$ (0.09)
Weighted-average shares, basic	214,787		189,046		213,738		186,568
Weighted-average shares, diluted	233,366		189,046		213,738		186,568

[1]	Operating expenses includes General and administrative expenses, Marketing expenses, and Research and development expenses.
[2]	Operating expenses includes Revenue share expense of approximately $17,644 thousand and is recorded in the North American Brokerage segment.
[3]	Operating expenses includes General and administrative expenses, Marketing expenses, Research and development expenses and Settlement of Litigation.
[4]	Operating expenses includes Revenue share expense of approximately $12,475 thousand and is recorded in the North American Brokerage segment.
[5]	Operating expenses includes General and administrative expenses, Marketing expenses, and Research and development expenses.
[6]	Operating expenses includes Revenue share expense of approximately $30,148 thousand and is recorded in the North American Brokerage segment.
[7]	Operating expenses includes General and administrative expenses, Marketing expenses, Research and development expenses and Settlement of Litigation.
[8]	Operating expenses includes Revenue share expense of approximately $21,539 thousand and is recorded in the North American Brokerage segment.